UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III          New York, NY            February 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $1,811,250
                                         (thousands)


List of Other Included Managers:

      Form 13F File Number     Name

1.    028-12821                Brigade Leveraged Capital Structures Fund Ltd.

                                                 FORM 13F INFORMATION TABLE
                                                    December 31, 2011

COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6        COLUMN 7    COLUMN 8

                                                           VALUE     SHS OR      SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT     PRN CALL  DISCRETION      MNGRS  SOLE   SHARED NONE
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2,986   2,370,058  SH        Shared-Defined  1     2,370,058
AMERISTAR CASINOS INC          COM              03070Q101    17,290   1,000,000  SH        Shared-Defined  1     1,000,000
DELPHI AUTOMOTIVE PLC          SHS              G27823106    43,526   2,020,724  SH        Shared-Defined  1     2,020,724
DELPHI AUTOMOTIVE PLC          SHS              G27823106     2,061      95,683  SH        Sole                     95,683
DIANA CONTAINERSHIPS INC       COM              Y2069P101       252      46,490  SH        Sole                     46,490
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    27,019  39,300,000  PRN       Shared-Defined  1    39,300,000
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     3,231   4,700,000  PRN       Sole                  4,700,000
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     2,031   2,130,000  PRN       Sole                  2,130,000
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6    19,793  37,700,000  PRN       Shared-Defined  1    37,700,000
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     6,418  12,225,000  PRN       Sole                 12,225,000
LIVE NATION ENTERTAINMENT IN   COM              538034109     7,064     850,000  SH        Shared-Defined  1       850,000
LIZ CLAIBORNE INC              COM              539320101    41,856   4,850,000  SH        Shared-Defined  1     4,850,000
LIZ CLAIBORNE INC              COM              539320101    17,260   2,000,000       PUT  Shared-Defined  1     2,000,000
MARATHON OIL CORP              COM              565849106    10,976     375,000      CALL  Shared-Defined  1       375,000
MTR GAMING GROUP INC           COM              553769100     4,993   2,670,022  SH        Shared-Defined  1     2,670,022
RITE AID CORP                  COM              767754104    12,600  10,000,000  SH        Shared-Defined  1    10,000,000
SPANSION INC                   COM CL A NEW     84649R200     9,046   1,092,480  SH        Shared-Defined  1     1,092,480
SPDR S&P 500 ETF TR            TR UNIT          78462F103 1,506,000  12,000,000       PUT  Shared-Defined  1    12,000,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103    27,108     216,000       PUT  Sole                    216,000
SUN HEALTHCARE GROUP INC NEW   COM              86677E100     6,558   1,690,227  SH        Shared-Defined  1     1,690,227
VISTEON CORP                   COM NEW          92839U206    18,433     369,100  SH        Shared-Defined  1       369,100
WALTER INVT MGMT CORP          COM              93317W102     5,128     250,000  SH        Shared-Defined  1       250,000
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    15,887   1,050,000  SH        Shared-Defined  1     1,050,000
WHITING PETE CORP NEW          COM              966387102     3,735      80,000  SH        Shared-Defined  1        80,000


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